Finance Costs - Summary of Finance Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest expenses on borrowings	¥ 611,367	¥ 822,017	¥ 675,023
Interest expenses on convertible promissory notes (Note 36)	486,731	448,017	1,045,611
Interest expenses optionally convertible promissory notes (Note 37)	0	407,255	521,747
Interest expenses on unpaid consideration of convertible promissory notes	0	58,381	16,162
Interest expenses on lease liabilities	15,800	27,934	42,268
Interest expenses on consolidated wealth management products	855	868	6,473
One-time expenses related to early redemption and extension of convertible promissory notes (Note 36(a))	0	0	173,775
Bank interest income	(1,029,934)	(1,415,232)	(1,308,277)
Finance costs	¥ 84,819	¥ 349,240	¥ 1,172,782